Long-Term borrowings - Undiscounted lease liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Long-Term borrowings
Undiscounted cash flows	$ 54,090	$ 66,572
Less: Imputed interest	(3,919)	(5,832)
Carrying value of lease liabilities	50,171	60,740
No later than one year
Long-Term borrowings
Undiscounted cash flows	24,965	24,965
Later than one year and not later than five years
Long-Term borrowings
Undiscounted cash flows	$ 29,125	$ 41,607